STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2012	$ (567)		$ 4		$ 7,615	$ (8,186)		[1]
Balance (in shares) at Dec. 31, 2012			7,794,256				304,324
Issuance of shares upon exercise of options	$ 29		$ 1		28	0	$ 0
Issuance of shares upon exercise of options (in shares)			208,708				0
Issuance of shares upon cashless exercise of warrants		[1]		[1]	0	0	$ 0
Issuance of shares upon cashless exercise of warrants (in shares)			85,192				0
Issuance of shares upon conversion of convertible notes	$ 980			[1]	980	0	$ 0
Issuance of shares upon conversion of convertible notes (in shares)			123,553				0
Issuance of shares upon initial public offering	21,920		$ 28		21,892	0	$ 0
Issuance of shares upon initial public offering (in shares)			3,125,000				0
Issuance of shares upon secondary public offering	35,334		$ 6		35,328	0	$ 0
Issuance of shares upon secondary public offering (in shares)			2,300,000				0
Share-based compensation	1,540		$ 0		1,540	0	$ 0
Net loss	(10,548)		0		0	(10,548)	$ 0
Balance at Dec. 31, 2013	$ 48,688		$ 39		67,383	(18,734)		[1]
Balance (in shares) at Dec. 31, 2013			13,636,709				304,324
Issuance of shares upon exercise of options		[1]		[1]	0	0	$ 0
Issuance of shares upon exercise of options (in shares)			1,174				0
Issuance of shares upon cashless exercise of warrants		[1]		[1]	0	0	$ 0
Issuance of shares upon cashless exercise of warrants (in shares)			64,839				0
Share-based compensation	$ 4,089		$ 0		4,089	0	$ 0
Net loss	(32,834)		0		0	(32,834)	$ 0
Balance at Dec. 31, 2014	19,943		$ 39		71,472	(51,568)		[1]
Balance (in shares) at Dec. 31, 2014			13,702,722				304,324
Issuance of shares upon exercise of options	13			[1]	13	0	$ 0
Issuance of shares upon exercise of options (in shares)			4,000				0
Issuance of shares upon initial public offering	27,903		$ 19		27,884	0	$ 0
Issuance of shares upon initial public offering (in shares)			7,475,000				0
Issuance of shares upon secondary public offering	38,556		$ 16		38,540	0	$ 0
Issuance of shares upon secondary public offering (in shares)			6,379,198				0
Share-based compensation	2,365		$ 0		2,365	0	$ 0
Net loss	(19,449)		0		0	(19,449)	$ 0
Balance at Dec. 31, 2015	$ 69,331		$ 74		$ 140,274	$ (71,017)		[1]
Balance (in shares) at Dec. 31, 2015			27,560,920				304,324

[1]	Represents an amount less than $ 1.